Quarterly Holdings Report
for

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2020

SIT-QTLY-0121
1.912869.110

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.0%
	Shares	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.4%
Bezeq The Israel Telecommunication Corp. Ltd. (a)	524,933	$567,161
Hellenic Telecommunications Organization SA	396,737	6,607,287
KT Corp.	164,909	3,605,334
Liberty Global PLC Class C (a)	457,600	9,902,464
Nippon Telegraph & Telephone Corp.	1,327,000	31,383,908
Nippon Telegraph & Telephone Corp. sponsored ADR	52,668	1,245,072
Orange SA (b)	882,124	11,165,984
Proximus	85,885	1,793,068
Telecom Italia SpA (Risparmio Shares)	7,718,642	3,948,005
Telefonica SA	749,597	3,274,655
		73,492,938
Entertainment - 0.6%
Amuse, Inc.	49,900	1,228,994
Klab, Inc. (a)	210,600	2,047,283
Konami Holdings Corp.	30,600	1,594,751
NetEase, Inc.	563,975	10,495,579
NetEase, Inc. ADR	145,187	13,120,549
Nintendo Co. Ltd.	54,400	30,865,598
Nintendo Co. Ltd. ADR	24,986	1,772,757
Sea Ltd. ADR (a)	82,613	14,900,907
Square Enix Holdings Co. Ltd.	164,600	10,065,407
Tencent Music Entertainment Group ADR (a)	119,992	2,011,066
Toho Co. Ltd.	42,000	1,772,892
Ubisoft Entertainment SA (a)	106,272	10,077,521
UUUM, Inc. (a)	7,500	132,930
Vivendi SA	390,600	11,709,603
		111,795,837
Interactive Media & Services - 0.6%
Alphabet, Inc. Class A (a)	6,805	11,938,692
Baidu.com, Inc. sponsored ADR (a)	126,341	17,560,136
Bengo4.Com, Inc. (a)(b)	19,600	2,120,847
Carsales.com Ltd.	158,739	2,368,900
Kakao Corp.	21,507	7,139,768
NAVER Corp.	60,469	15,137,433
Scout24 AG (c)	97,577	7,435,409
SEEK Ltd.	147,568	2,821,796
Tencent Holdings Ltd.	662,700	48,309,335
Yandex NV Series A (a)	115,930	7,994,533
Z Holdings Corp.	1,120,300	7,064,667
		129,891,516
Media - 0.2%
CyberAgent, Inc.	143,100	9,779,598
Eutelsat Communications (b)	171,546	1,888,112
Informa PLC (a)	790,369	5,536,375
Mediaset SpA (a)(b)	152,345	361,282
Publicis Groupe SA	9,994	450,351
Stroer Out-of-Home Media AG (b)	69,289	6,190,094
Telenet Group Holding NV	3,389	144,940
TV Asahi Corp.	2,300	36,951
WPP PLC	942,081	9,077,661
WPP PLC ADR	32,988	1,594,310
		35,059,674
Wireless Telecommunication Services - 0.4%
Advanced Info Service PCL (For. Reg.)	992,300	5,758,884
KDDI Corp.	891,000	25,354,636
Mobile TeleSystems OJSC	341,880	1,445,598
SoftBank Group Corp.	356,000	24,534,215
Tele2 AB (B Shares)	652,184	8,426,106
Vodafone Group PLC sponsored ADR	759,008	12,584,353
		78,103,792

TOTAL COMMUNICATION SERVICES		428,343,757

CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.5%
Autoliv, Inc. (depositary receipt)	73,665	6,581,963
Compagnie Generale des Etablissements Michelin SCA Series B	53,693	6,678,832
Continental AG	50,987	6,901,134
Continental AG sponsored ADR	26,791	369,984
DENSO Corp.	109,800	5,176,672
Eagle Industry Co. Ltd.	12,900	111,106
Faurecia SA (a)	11,894	589,181
JTEKT Corp.	73,600	570,482
Koito Manufacturing Co. Ltd.	219,600	13,158,338
Magna International, Inc. Class A	288,364	17,711,317
NGK Spark Plug Co. Ltd.	164,900	2,982,333
Schaeffler AG	11,564	86,053
Stanley Electric Co. Ltd.	203,700	5,970,909
Sumitomo Rubber Industries Ltd.	223,300	1,970,926
Toyota Industries Corp.	285,700	20,589,008
TPR Co. Ltd.	19,100	238,928
Valeo SA	388,554	14,990,340
Yorozu Corp.	17,400	188,232
		104,865,738
Automobiles - 0.3%
Fiat Chrysler Automobiles NV (Italy)	258,974	4,050,288
Honda Motor Co. Ltd.	417,900	11,626,788
Honda Motor Co. Ltd. sponsored ADR	25,239	699,625
Kia Motors Corp.	19,593	1,021,610
Mazda Motor Corp.	229,300	1,354,821
Mitsubishi Motors Corp. of Japan	947,200	1,704,193
Nissan Motor Co. Ltd.	724,100	3,427,160
Nissan Motor Co. Ltd. sponsored ADR (b)	41,800	393,756
Peugeot Citroen SA	250,073	5,867,038
Renault SA	73,638	2,923,564
Subaru Corp.	80,500	1,597,305
Suzuki Motor Corp.	157,800	8,462,512
Toyota Motor Corp.	242,500	16,366,409
Volkswagen AG	17,763	3,283,319
		62,778,388
Distributors - 0.0%
Inchcape PLC (a)	1,247,300	9,929,426
Diversified Consumer Services - 0.1%
AcadeMedia AB (c)	110,884	1,090,289
Offcn Education Technology Co. A Shares	555,000	3,043,731
TAL Education Group ADR (a)	177,304	12,421,918
		16,555,938
Hotels, Restaurants & Leisure - 0.7%
Aristocrat Leisure Ltd.	324,832	7,644,480
Autogrill SpA (a)	178,359	1,112,370
Betsson AB (B Shares)	184,114	1,588,384
Carnival PLC sponsored ADR	24,600	434,682
Collins Foods Ltd.	95,921	658,341
Compass Group PLC	2,704,472	47,586,995
Crown Ltd.	175,586	1,242,489
Evolution Gaming Group AB (c)	184,572	15,704,706
Flutter Entertainment PLC	34,541	6,293,244
Gaming VC Holdings SA (a)	918,116	12,615,625
Greggs PLC (a)	43,043	963,623
InterContinental Hotel Group PLC (a)	29,974	1,849,284
Kindred Group PLC (depositary receipt)	123,032	1,034,662
McDonald's Holdings Co. (Japan) Ltd.	6,600	320,133
Melco Crown Entertainment Ltd. sponsored ADR	165,234	2,995,692
Melia Hotels International SA (a)	137,541	884,740
Oriental Land Co. Ltd.	23,300	3,957,622
Round One Corp.	139,800	1,139,999
Sands China Ltd.	3,016,400	12,328,420
SkiStar AB	49,544	570,672
Sodexo SA	12,053	995,012
Sushiro Global Holdings Ltd. (b)	86,200	2,748,469
The Restaurant Group PLC (a)	97,144	83,344
Wolverhampton & Dudley Breweries PLC	420,484	340,766
Yum China Holdings, Inc.	150,838	8,504,246
		133,598,000
Household Durables - 0.5%
Barratt Developments PLC	398,100	3,263,776
Berkeley Group Holdings PLC	6,971	426,093
Husqvarna AB (B Shares)	1,657	17,745
Iida Group Holdings Co. Ltd.	82,900	1,661,296
Nikon Corp.	541,200	3,355,386
Panasonic Corp.	679,400	7,205,406
Persimmon PLC	510,705	17,921,783
Sekisui House Ltd.	121,800	2,184,014
Sharp Corp. (b)	96,200	1,286,221
Sony Corp.	509,300	47,459,363
Sumitomo Forestry Co. Ltd.	20,500	371,191
Taylor Wimpey PLC	823,659	1,676,297
TomTom Group BV (a)	105,067	857,094
Vistry Group PLC	50,213	555,452
Zinus, Inc.	4,250	396,813
		88,637,930
Internet & Direct Marketing Retail - 0.7%
Alibaba Group Holding Ltd. (a)	833,616	27,385,715
Alibaba Group Holding Ltd. sponsored ADR (a)	22,338	5,882,936
ASKUL Corp.	15,600	624,981
ASOS PLC (a)	212,643	13,005,990
B2W Companhia Global do Varejo (a)	60,400	793,698
Boohoo.Com PLC (a)	567,140	2,379,526
Delivery Hero AG (a)(c)	44,524	5,413,549
HelloFresh AG (a)	54,368	3,208,378
JD.com, Inc. Class A	252,100	10,818,540
Media Do Co. Ltd.	9,000	645,352
Meituan Class B (a)	283,600	10,605,624
MercadoLibre, Inc. (a)	5,887	9,144,454
Mercari, Inc. (a)	6,400	292,271
Oisix Ra Daichi, Inc. (a)	22,800	701,847
Prosus NV	77,282	8,377,265
Rakuten, Inc.	2,234,200	24,970,031
THG Holdings Ltd.	174,775	1,459,252
Trainline PLC (a)(c)	260,123	1,575,749
Zalando SE (a)(c)	123,064	12,500,489
		139,785,647
Leisure Products - 0.1%
Games Workshop Group PLC	3,210	420,367
MIPS AB	5,519	277,578
Sega Sammy Holdings, Inc.	616,400	8,642,745
SHIMANO, Inc.	15,500	3,666,718
Spin Master Corp. (a)(c)	16,100	372,530
Yamaha Corp.	75,200	4,277,405
		17,657,343
Multiline Retail - 0.1%
Magazine Luiza SA	1,133,600	4,947,095
Marks & Spencer Group PLC	737,812	1,227,886
Next PLC	84,776	7,323,191
		13,498,172
Specialty Retail - 0.3%
Alpen Co. Ltd.	17,300	363,079
Clas Ohlson AB (B Shares)	93,733	907,832
Geo Holdings Corp.	51,300	623,882
H&M Hennes & Mauritz AB (B Shares)	62,570	1,332,476
Hornbach Holding AG & Co. KGaA	7,144	757,097
John David Group PLC	138,885	1,425,172
Kingfisher PLC	3,054,507	11,092,830
Kingfisher PLC ADR	61,868	449,285
Mekonomen AB	82,922	878,929
Mitsui & Associates Telepark Corp.	8,200	144,370
Nitori Holdings Co. Ltd.	14,400	3,061,682
Nojima Co. Ltd.	3,400	88,731
USS Co. Ltd.	679,900	14,178,378
WH Smith PLC	649,235	12,186,805
Yamada Holdings Co. Ltd.	447,200	2,121,269
		49,611,817
Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	48,497	15,477,509
Brunello Cucinelli SpA	48,585	1,907,385
Burberry Group PLC	185,913	4,260,147
Compagnie Financiere Richemont SA:
warrants 11/22/23 (a)	1,271,984	250,940
Series A	635,992	53,122,500
Essilor International SA	246,389	35,617,274
Gildan Activewear, Inc.	9,900	258,687
Gildan Activewear, Inc.	161,187	4,214,915
Hermes International SCA	5,300	5,156,672
Kering SA	26,977	19,476,592
Li Ning Co. Ltd.	2,047,500	11,062,565
lululemon athletica, Inc. (a)	32,777	12,134,701
LVMH Moet Hennessy Louis Vuitton SE (b)	99,643	57,234,519
Moncler SpA	216,115	10,657,332
Pandora A/S	21,052	2,110,772
Puma AG	97,870	9,698,223
Samsonite International SA (a)(c)	1,827,600	2,955,084
Shenzhou International Group Holdings Ltd.	267,000	4,487,596
Swatch Group AG (Bearer) (Reg.)	53,465	2,569,687
TSI Holdings Co. Ltd.	18,300	35,192
		252,688,292

TOTAL CONSUMER DISCRETIONARY		889,606,691

CONSUMER STAPLES - 5.7%
Beverages - 1.3%
Carabao Group PCL	467,700	1,863,686
Carlsberg A/S Series B	26,428	3,936,447
Coca-Cola West Co. Ltd.	75,100	1,147,884
Diageo PLC	1,984,693	76,402,737
Heineken Holding NV	172,496	15,892,509
Heineken NV (Bearer)	272,298	28,706,847
ITO EN Ltd.	471,400	36,336,431
Kirin Holdings Co. Ltd.	801,300	17,398,334
Kweichow Moutai Co. Ltd. (A Shares)	30,807	8,025,722
Pernod Ricard SA	273,855	52,329,507
Royal Unibrew A/S	25,515	2,663,368
Sapporo Holdings Ltd.	50,100	933,610
		245,637,082
Food & Staples Retailing - 0.5%
AEON Co. Ltd.	80,600	2,394,453
Bim Birlesik Magazalar A/S JSC	72,204	646,327
Carrefour SA	953,591	15,610,108
Casino Guichard Perrachon SA (a)(b)	131,236	3,764,931
Cawachi Ltd.	5,500	157,593
Cosmos Pharmaceutical Corp.	22,600	3,902,987
J Sainsbury PLC	590,676	1,648,786
Matsumotokiyoshi Holdings Co. Ltd.	120,800	5,638,389
Mitsubishi Shokuhin Co. Ltd.	28,600	755,379
Okuwa Co. Ltd.	59,600	763,981
Pick 'n Pay Stores Ltd.	21,229	69,323
Seven & i Holdings Co. Ltd.	972,500	30,670,793
Seven & i Holdings Co. Ltd. ADR	4,000	62,920
Sugi Holdings Co. Ltd.	62,400	4,136,078
Tesco PLC	6,322,500	19,030,238
United Super Markets Holdings, Inc.	58,700	607,765
Welcia Holdings Co. Ltd.	114,100	4,598,523
Zur Rose Group AG (a)	6,188	1,870,081
		96,328,655
Food Products - 1.8%
Associated British Foods PLC	59,014	1,645,868
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	113,000	152,369
Bakkafrost (a)	23,437	1,466,294
Barry Callebaut AG	2,592	5,585,211
Chacha Food Co. Ltd. (A Shares)	273,200	2,240,365
Danone SA	934,071	60,233,905
Ezaki Glico Co. Ltd.	217,000	9,032,255
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	193,300	4,677,584
JBS SA	428,900	1,853,331
Kerry Group PLC Class A	116,563	16,344,245
La Doria SpA	23,775	362,397
Lindt & Spruengli AG (participation certificate)	225	1,924,226
Mowi ASA	537,500	10,899,655
Nestle SA (Reg. S)	1,751,663	196,211,683
Nissin Food Holdings Co. Ltd.	73,200	6,041,490
Toyo Suisan Kaisha Ltd.	504,000	24,789,688
Wilmar International Ltd.	2,565,600	8,053,667
		351,514,233
Household Products - 0.5%
Colgate-Palmolive Co.	309,467	26,502,754
Earth Corp.	5,300	312,571
Lion Corp.	262,300	6,215,622
Pigeon Corp.	39,400	1,758,275
Reckitt Benckiser Group PLC	610,045	53,249,346
Reckitt Benckiser Group PLC ADR (b)	18,900	336,893
Unicharm Corp.	11,800	573,169
		88,948,630
Personal Products - 1.3%
Kao Corp.	715,900	53,660,293
Kobayashi Pharmaceutical Co. Ltd.	304,600	36,579,941
Kolmar BNH Co. Ltd.	19,160	865,944
Kose Corp.	26,000	3,965,963
L'Oreal SA	211,162	77,727,890
Mandom Corp.	18,900	296,059
Pola Orbis Holdings, Inc.	85,000	1,695,724
Rohto Pharmaceutical Co. Ltd.	528,700	17,300,691
Unilever PLC	948,425	57,602,924
Unilever PLC sponsored ADR (b)	132,833	8,110,783
		257,806,212
Tobacco - 0.3%
British American Tobacco PLC (United Kingdom)	1,313,842	46,250,221
Imperial Brands PLC	449,100	8,107,250
Japan Tobacco, Inc.	475,800	9,631,231
		63,988,702

TOTAL CONSUMER STAPLES		1,104,223,514

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
CGG SA (a)	192,985	210,434
Core Laboratories NV (b)	108,072	2,374,342
John Wood Group PLC	52,408	205,040
Petrofac Ltd. (a)	179,670	362,668
Tenaris SA	216,672	1,682,004
WorleyParsons Ltd.	848,724	8,036,775
		12,871,263
Oil, Gas & Consumable Fuels - 1.1%
BP PLC	4,574,423	14,852,377
BP PLC sponsored ADR	624,005	12,205,538
Cairn Energy PLC (a)	2,582,346	5,487,240
Eni SpA	1,815,132	18,074,701
EnQuest PLC (a)	797,199	121,612
Equinor ASA	647,230	10,075,505
Galp Energia SGPS SA Class B	972,735	10,436,254
Gazprom OAO	240,410	573,746
Gazprom OAO sponsored ADR (Reg. S)	430,845	1,987,741
Gulf Keystone Petroleum Ltd. (a)	2,267	2,780
Idemitsu Kosan Co. Ltd.	268,200	5,560,341
INPEX Corp.	534,400	2,959,970
Japan Petroleum Exploration Co. Ltd.	18,600	311,577
JX Holdings, Inc.	1,032,500	3,526,817
Lukoil PJSC	16,037	1,061,700
Lundin Petroleum AB	71,300	1,703,394
Neste Oyj	231,670	15,480,259
Oil Search Ltd. ADR	1,965,658	5,252,124
OMV AG	43,439	1,454,557
Ovintiv, Inc.	81,673	1,042,147
Petroleo Brasileiro SA - Petrobras (ON)	381,200	1,817,983
Premier Oil PLC (a)(b)	701,171	185,299
Reliance Industries Ltd.	514,564	13,316,146
Reliance Industries Ltd.	30,348	427,948
Repsol SA	431,782	4,138,524
Rosneft Oil Co. OJSC	91,940	539,059
Royal Dutch Shell PLC:
rights 12/31/49 (a)(d)	96,365	16,199
rights 12/31/49 (a)(e)	177,103	29,813
Class A	96,365	1,627,012
Class A sponsored ADR	31,410	1,062,914
Class B sponsored ADR	442,100	14,346,145
Class B (United Kingdom)	177,103	2,844,361
Santos Ltd.	1,892,500	8,557,408
TC Energy Corp.	114,115	5,019,935
Total SA	1,192,950	50,635,212
Total SA sponsored ADR	26,344	1,110,136
VERBIO Vereinigte BioEnergie AG	14,177	439,958
		218,284,432

TOTAL ENERGY		231,155,695

FINANCIALS - 6.5%
Banks - 2.9%
ABN AMRO Group NV GDR (a)(c)	216,457	2,215,936
AIB Group PLC	6,616,976	11,883,557
Australia & New Zealand Banking Group Ltd.	411,110	6,832,193
Banco Bilbao Vizcaya Argentaria SA	7,327,297	33,929,578
Banco Bradesco SA	123,000	497,060
Banco de Sabadell SA	4,314,824	1,682,219
Barclays PLC (a)	16,636,954	29,526,494
BNP Paribas SA (a)	1,363,797	69,418,908
CaixaBank SA	10,210,600	26,120,318
Canadian Western Bank, Edmonton	61,508	1,429,361
Chiba Bank Ltd.	744,900	4,196,541
Close Brothers Group PLC	131,392	2,260,973
Concordia Financial Group Ltd.	241,900	854,381
DBS Group Holdings Ltd.	1,025,100	19,261,470
DNB ASA	851,742	15,357,958
Erste Group Bank AG	167,100	4,794,557
Grupo Financiero Banorte S.A.B. de CV Series O (a)	1,699,968	8,511,511
HDFC Bank Ltd. (a)	1,079,462	20,863,589
ING Groep NV (Certificaten Van Aandelen)	5,725,872	55,693,906
Intesa Sanpaolo SpA	5,099,802	11,813,517
Jyske Bank A/S (Reg.) (a)	92,772	3,467,552
KBC Groep NV	394,195	27,440,592
Lloyds Banking Group PLC	15,001,708	7,045,033
Mebuki Financial Group, Inc.	1,230,600	2,520,277
Mediobanca SpA	1,111,700	9,973,230
Mitsubishi UFJ Financial Group, Inc.	4,307,700	18,382,319
National Bank of Canada	221,816	12,287,243
North Pacific Bank Ltd.	1,095,400	2,443,159
PT Bank Central Asia Tbk	5,163,800	11,346,097
Raiffeisen International Bank-Holding AG	29,903	570,560
Shinsei Bank Ltd.	246,400	2,912,077
Standard Chartered PLC (United Kingdom)	492,008	2,923,267
Sumitomo Mitsui Financial Group, Inc.	1,159,300	33,332,850
Sumitomo Mitsui Financial Group, Inc. ADR	69,399	400,432
Sumitomo Mitsui Trust Holdings, Inc.	155,200	4,502,770
Svenska Handelsbanken AB (A Shares) (a)	1,180,952	11,960,095
Swedbank AB (A Shares) (a)	73,146	1,324,450
Sydbank A/S (a)	123,014	2,540,367
The Hachijuni Bank Ltd.	730,800	2,586,531
The Yamanashi Chuo Bank Ltd.	34,500	244,107
UniCredit SpA	6,498,068	67,449,450
United Overseas Bank Ltd.	482,700	8,101,687
		560,898,172
Capital Markets - 1.2%
3i Group PLC	630,714	8,916,444
BM&F BOVESPA SA	623,700	6,534,565
Brewin Dolphin Holding PLC	214,846	771,519
BT Investment Management Ltd.	682	3,509
Credit Suisse Group AG	220,887	2,797,837
Daiwa Securities Group, Inc.	89,200	387,672
Deutsche Borse AG	108,957	18,149,196
Euronext NV (c)	310,113	33,009,509
Hong Kong Exchanges and Clearing Ltd.	231,100	11,478,030
IG Group Holdings PLC	171,700	1,829,198
Intermediate Capital Group PLC	325,345	7,017,115
Japan Exchange Group, Inc.	94,100	2,327,994
Julius Baer Group Ltd.	392,190	22,606,635
Jupiter Fund Management PLC	142,203	459,298
London Stock Exchange Group PLC	103,952	11,211,394
Macquarie Group Ltd.	315,736	32,138,993
Nomura Holdings, Inc.	1,686,400	8,460,435
Partners Group Holding AG	10,211	11,009,309
UBS Group AG	3,402,567	48,262,396
XP, Inc. Class A (a)	37,571	1,540,787
		228,911,835
Consumer Finance - 0.0%
AEON Financial Service Co. Ltd.	34,700	377,895
Hoist Finance AB (a)(c)	55,065	233,725
Humm Group Ltd.	163,343	151,676
Provident Financial PLC (a)	28,792	106,258
		869,554
Diversified Financial Services - 0.4%
Challenger Ltd.	2,373,291	10,017,157
Element Financial Corp.	1,008,323	10,256,369
EXOR NV	67,800	4,742,568
Groupe Bruxelles Lambert SA	94,400	9,202,664
Industrivarden AB (C Shares)	19,520	597,319
Investor AB (B Shares)	167,500	11,627,877
M&G PLC	805,040	1,997,492
Mitsubishi UFJ Lease & Finance Co. Ltd.	751,700	3,448,821
ORIX Corp.	1,202,200	17,794,213
		69,684,480
Insurance - 2.0%
AEGON NV	485,230	1,795,009
AEGON NV (NY Reg.)	454,419	1,654,085
AIA Group Ltd.	4,667,200	51,219,666
Allianz SE	54,600	12,797,430
Aon PLC	95,939	19,656,942
Aviva PLC	4,902,885	20,757,820
AXA SA	2,253,921	52,695,474
BB Seguridade Participacoes SA	57,900	308,662
CNP Assurances	97,156	1,541,568
Coface SA (a)	54,573	550,255
Dai-ichi Mutual Life Insurance Co.	313,300	4,935,933
Direct Line Insurance Group PLC	622,146	2,440,603
Hannover Reuck SE	3,728	623,017
Hiscox Ltd. (a)	1,349,391	19,242,927
Japan Post Insurance Co. Ltd.	48,100	800,224
MAPFRE SA (Reg.)	1,251,405	2,401,235
MS&AD Insurance Group Holdings, Inc.	39,300	1,143,290
MS&AD Insurance Group Holdings, Inc. ADR	5,200	75,296
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	77,322	21,425,990
NKSJ Holdings, Inc.	270,500	10,327,129
NN Group NV	82,491	3,333,867
PICC Property & Casualty Co. Ltd. (H Shares)	7,236,000	5,970,491
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,726,000	20,300,432
Porto Seguro SA	70,900	627,293
Prudential PLC	1,198,625	18,432,126
Sampo Oyj (A Shares)	273,639	11,759,104
Storebrand ASA (A Shares)	1,095,947	7,753,388
Sun Life Financial, Inc. (b)	291,174	12,929,856
Swiss Life Holding AG	8,803	3,928,072
Swiss Re Ltd.	54,841	5,010,589
T&D Holdings, Inc.	39,300	457,520
Talanx AG	111,900	4,100,756
Tokio Marine Holdings, Inc.	251,600	12,458,617
Tokio Marine Holdings, Inc. ADR (b)	4,284	213,000
Tryg A/S	48,405	1,404,276
Zurich Insurance Group Ltd.	135,334	54,884,359
		389,956,301
Thrifts & Mortgage Finance - 0.0%
Aareal Bank AG	71,080	1,731,437
Housing Development Finance Corp. Ltd.	192,649	5,847,946
		7,579,383

TOTAL FINANCIALS		1,257,899,725

HEALTH CARE - 5.3%
Biotechnology - 0.2%
Abcam PLC	79,606	1,523,277
Ascendis Pharma A/S sponsored ADR (a)	19,862	3,351,315
BELLUS Health, Inc. (a)(b)	302,550	953,033
CSL Ltd.	55,359	12,084,415
CStone Pharmaceuticals Co. Ltd. (a)(b)(c)	676,000	829,840
Genmab A/S (a)	24,260	9,329,691
Genmab A/S ADR (a)	65,851	2,542,507
Grifols SA	41,165	1,167,886
Grifols SA ADR	9,828	182,113
Vitrolife AB	59,496	1,446,292
		33,410,369
Health Care Equipment & Supplies - 1.4%
AK Medical Holdings Ltd. (c)	490,000	771,916
Alcon, Inc. (a)	18,000	1,155,960
Alcon, Inc. (Switzerland) (a)	290,693	18,562,280
ASAHI INTECC Co. Ltd.	167,200	6,125,621
Carl Zeiss Meditec AG	24,466	3,253,203
Coloplast A/S Series B	67,380	10,072,991
DiaSorin S.p.A.	4,790	1,010,694
Elekta AB (B Shares) (b)	606,370	8,217,217
Hoya Corp.	167,800	22,315,479
Koninklijke Philips Electronics NV	1,329,707	68,524,313
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	52,581	2,708,973
Medacta Group SA (a)(c)	4,681	446,111
Nihon Kohden Corp.	535,200	16,909,948
Olympus Corp.	1,399,100	30,200,266
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	58,300	2,989,482
Siemens Healthineers AG (c)	175,102	8,049,224
Siemens Healthineers AG ADR	1,932	44,262
Smith & Nephew PLC	655,555	12,662,007
Sonova Holding AG Class B	13,129	3,260,673
Straumann Holding AG	8,336	9,622,198
Sysmex Corp.	27,000	2,826,701
Terumo Corp.	966,800	38,363,367
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	170,500	1,558,718
		269,651,604
Health Care Providers & Services - 0.2%
Aier Eye Hospital Group Co. Ltd. (A Shares)	591,700	5,504,270
Amplifon SpA	82,635	3,317,320
Estia Health Ltd.	51,256	63,962
Fresenius SE & Co. KGaA	596,819	26,683,292
Mediclinic International PLC	8,196	30,749
Medipal Holdings Corp.	98,100	1,839,774
Notre Dame Intermedica Participacoes SA	216,600	2,769,459
Orpea (a)	22,951	2,865,539
Spire Healthcare Group PLC (c)	91,336	162,122
Topchoice Medical Corp. (a)	119,800	3,818,399
		47,054,886
Health Care Technology - 0.0%
CompuGroup Medical AG	27,950	2,769,003
M3, Inc.	51,500	4,739,121
		7,508,124
Life Sciences Tools & Services - 0.4%
Bachem Holding AG (B Shares)	3,658	1,501,086
Eurofins Scientific SA (a)	64,300	5,259,889
Evotec OAI AG (a)(b)	130,947	3,991,155
Gerresheimer AG	11,051	1,289,490
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	288,100	4,992,233
ICON PLC (a)	42,820	8,344,762
Lonza Group AG	26,803	16,863,718
QIAGEN NV (a)	32,518	1,569,319
Sartorius Stedim Biotech	22,671	8,174,522
Tecan Group AG	11,612	5,105,614
WuXi AppTec Co. Ltd.	170,480	2,677,605
Wuxi Biologics (Cayman), Inc. (a)(c)	1,014,000	10,038,426
		69,807,819
Pharmaceuticals - 3.1%
Astellas Pharma, Inc.	2,328,600	33,167,520
AstraZeneca PLC sponsored ADR	212,082	11,227,621
Bayer AG	831,817	47,924,088
Bayer AG sponsored ADR	82,031	1,191,090
Chugai Pharmaceutical Co. Ltd.	130,500	6,311,931
Daiichi Sankyo Kabushiki Kaisha	85,800	3,037,779
Eisai Co. Ltd.	7,600	572,764
GlaxoSmithKline PLC	193,752	3,516,563
GlaxoSmithKline PLC sponsored ADR	444,479	16,352,382
Ipca Laboratories Ltd.	70,131	2,043,394
Ipsen SA	53,082	5,097,890
Kyowa Hakko Kirin Co., Ltd.	615,000	16,670,880
Novartis AG	1,022,861	92,605,272
Novo Nordisk A/S:
Series B	727,073	48,730,540
Series B sponsored ADR	19,605	1,316,084
Orion Oyj (B Shares)	31,454	1,479,483
Otsuka Holdings Co. Ltd.	252,900	10,255,097
Roche Holding AG:
(participation certificate)	354,539	116,447,295
sponsored ADR	12,427	507,270
Sanofi SA	833,135	83,979,034
Sanofi SA sponsored ADR	14,066	706,113
Santen Pharmaceutical Co. Ltd.	2,334,300	38,814,335
Takeda Pharmaceutical Co. Ltd.	1,169,400	41,831,604
Takeda Pharmaceutical Co. Ltd. ADR	216,511	3,860,391
		587,646,420

TOTAL HEALTH CARE		1,015,079,222

INDUSTRIALS - 8.9%
Aerospace & Defense - 0.9%
Airbus Group NV	472,269	49,374,560
Dassault Aviation SA (a)	6,004	6,136,669
Leonardo SpA	441,366	3,203,969
Meggitt PLC	1,689,310	8,734,514
MTU Aero Engines Holdings AG	72,803	17,144,647
Rolls-Royce Holdings PLC	39,692,749	55,026,687
Safran SA (a)	193,050	28,141,667
Senior Engineering Group PLC	325,958	312,058
		168,074,771
Air Freight & Logistics - 0.2%
Deutsche Post AG	499,534	24,096,653
DSV Panalpina A/S	128,889	20,295,709
		44,392,362
Airlines - 0.5%
Air Canada (a)	1,353,200	25,736,537
International Consolidated Airlines Group SA CDI	4,773,186	9,631,112
Japan Airlines Co. Ltd.	356,500	6,721,360
Ryanair Holdings PLC sponsored ADR (a)	478,651	49,669,614
		91,758,623
Building Products - 0.5%
Agc, Inc.	49,700	1,652,189
Agc, Inc. ADR	9,900	65,291
Belimo Holding AG (Reg.)	305	2,564,084
Central Glass Co. Ltd.	10,400	220,689
Compagnie de St. Gobain (a)	146,589	6,944,185
Daikin Industries Ltd.	240,100	54,380,197
Geberit AG (Reg.)	22,132	13,321,119
Kaba Holding AG (B Shares) (Reg.)	1,297	728,101
Kingspan Group PLC (Ireland) (a)	116,413	10,156,523
Nibe Industrier AB (B Shares)	183,112	5,165,026
Reliance Worldwide Corp. Ltd.	315,038	959,703
Toto Ltd.	105,100	5,943,606
		102,100,713
Commercial Services & Supplies - 0.5%
A-Living Services Co. Ltd. (H Shares) (c)	421,250	1,775,390
Aggreko PLC	90,090	667,807
AMA Group Ltd.	144,997	79,294
Babcock International Group PLC	104,820	469,304
Bingo Industries Ltd.	1,937,734	3,755,119
Brambles Ltd.	1,352,588	10,881,825
Country Garden Services Holdings Co. Ltd.	987,000	5,514,851
ISS Holdings A/S	55,370	1,009,612
Rentokil Initial PLC (a)	1,205,660	7,982,449
Ritchie Bros. Auctioneers, Inc.	173,917	12,509,114
Secom Co. Ltd.	295,000	29,438,828
SG Fleet Group Ltd.	47,131	75,074
Shanks Group PLC	496,053	219,618
Sohgo Security Services Co., Ltd.	159,100	8,521,642
Tomra Systems ASA	116,768	5,011,751
		87,911,678
Construction & Engineering - 0.2%
Balfour Beatty PLC	2,414,291	8,149,408
Sweco AB (B Shares)	144,923	2,521,711
VINCI SA	201,896	20,512,085
		31,183,204
Electrical Equipment - 1.5%
ABB Ltd.:
(Reg.)	2,341,726	61,933,347
sponsored ADR (b)	86,800	2,286,312
Denyo Co. Ltd.	700	13,964
Legrand SA	680,603	57,633,796
Melrose Industries PLC (a)	6,982,332	13,971,207
Mitsubishi Electric Corp.	964,700	14,134,044
Philips Lighting NV (a)(c)	35,373	1,491,036
Prysmian SpA	444,579	14,634,109
Schneider Electric SA	692,222	96,444,191
Siemens Energy AG (a)	322,718	9,547,017
Siemens Gamesa Renewable Energy SA	184,700	6,624,055
Weg SA	311,800	4,281,765
		282,994,843
Industrial Conglomerates - 0.7%
CJ Corp.	3,761	268,371
CK Hutchison Holdings Ltd.	1,894,000	13,738,365
DCC PLC (United Kingdom)	245,488	18,483,036
Jardine Strategic Holdings Ltd.	16,600	396,574
Latour Investment AB Class B	101,888	2,684,997
Lifco AB	36,296	2,955,127
Nolato AB (B Shares)	32,101	2,874,687
Siemens AG	649,204	86,652,222
Toshiba Corp.	486,090	13,570,950
		141,624,329
Machinery - 2.1%
Airtac International Group	63,000	1,830,242
Amada Co. Ltd.	85,400	818,611
Andritz AG	44,671	1,884,686
Atlas Copco AB (A Shares) (b)	428,575	21,681,845
Bodycote PLC	37,459	352,809
CNH Industrial NV	788,871	8,594,582
Electrolux Professional AB (a)	85,137	450,700
Epiroc AB Class A	479,130	7,964,105
FANUC Corp.	221,700	54,380,857
FLSmidth & Co. A/S	18,955	629,972
Furukawa Co. Ltd.	10,600	114,944
GEA Group AG	850,497	29,074,444
Harmonic Drive Systems, Inc.	48,000	3,827,560
Hexagon Composites ASA	393,765	2,470,804
Hino Motors Ltd.	23,400	202,032
IHI Corp.	10,200	150,510
IMI PLC	1,198,773	17,765,345
Kawasaki Heavy Industries Ltd.	183,200	2,644,980
KION Group AG	162,142	12,426,389
KION Group AG rights 12/3/20 (a)	106,213	31,547
Kitz Corp.	35,400	190,207
Knorr-Bremse AG	115,352	14,766,323
Kone OYJ (B Shares)	8,396	703,894
Kubota Corp.	900,000	17,775,896
Misumi Group, Inc.	123,000	3,858,069
Mitsubishi Heavy Industries Ltd.	99,100	2,225,294
Mitsuboshi Belting Ltd.	11,600	180,868
Morgan Advanced Materials PLC	35,343	132,449
Nachi-Fujikoshi Corp.	1,300	53,400
Nordson Corp.	59,509	12,128,529
NSK Ltd.	230,700	1,863,143
NTN Corp.	274,300	571,000
Rotork PLC	922,826	3,629,351
Ryobi Ltd.	14,000	162,585
Schindler Holding AG (participation certificate)	103,977	28,491,109
Shinmaywa Industries Ltd.	38,400	303,285
Sintokogio Ltd.	28,200	192,106
SMC Corp.	97,600	62,078,818
Spirax-Sarco Engineering PLC	236,258	34,802,037
Sumitomo Heavy Industries Ltd.	8,200	177,277
Techtronic Industries Co. Ltd.	1,413,000	18,038,293
THK Co. Ltd.	219,600	6,776,621
VAT Group AG (c)	15,405	3,248,461
Vesuvius PLC	32,206	207,965
Volvo AB (B Shares)	1,101,312	25,084,169
Wartsila Corp.	282,479	2,655,915
		407,594,028
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	7,100	14,474,206
Nippon Yusen KK	133,500	2,899,822
		17,374,028
Professional Services - 1.0%
51job, Inc. sponsored ADR (a)	69,563	4,904,192
Adecco SA (Reg.)	66,748	4,035,056
Benefit One, Inc.	113,100	3,653,956
Centre Testing International Group Co. Ltd. (A Shares)	1,320,600	4,753,349
Experian PLC	981,187	34,763,348
Experian PLC ADR	13,000	462,410
Intertek Group PLC	336,658	24,668,585
McMillan Shakespeare Ltd.	17,175	149,523
Nihon M&A Center, Inc.	125,200	8,748,189
NOMURA Co. Ltd.	10,900	81,025
Outsourcing, Inc.	28,300	386,300
Persol Holdings Co. Ltd.	256,100	4,671,915
Randstad NV (a)	9,122	564,181
Recruit Holdings Co. Ltd.	230,200	9,650,242
RELX PLC (London Stock Exchange)	112,845	2,611,360
SGS SA (Reg.)	12,117	34,602,250
SR Teleperformance SA	51,665	17,181,090
TechnoPro Holdings, Inc.	138,600	11,694,242
Tinexta SpA (a)	56,401	1,260,448
Wolters Kluwer NV	289,770	24,259,104
		193,100,765
Road & Rail - 0.1%
Canadian National Railway Co.	162,619	17,029,479
Central Japan Railway Co.	65,800	8,362,587
East Japan Railway Co.	23,200	1,434,875
Nankai Electric Railway Co. Ltd.	13,600	341,356
Rumo SA (a)	194,500	688,341
Seibu Holdings, Inc.	104,200	1,030,972
The Go-Ahead Group PLC	6,430	69,618
		28,957,228
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	146,007	1,845,768
AerCap Holdings NV (a)	8,600	316,136
Ashtead Group PLC	671,605	28,347,420
Beijer Ref AB (B Shares)	71,732	2,454,598
Bunzl PLC	334,332	10,413,275
Diploma PLC	83,905	2,356,047
IMCD NV	25,928	3,230,891
Indutrade AB(a)	77,618	4,430,130
Marubeni Corp.	416,400	2,419,198
Mitsubishi Corp.	242,700	5,638,700
MonotaRO Co. Ltd.	109,900	6,684,874
Rexel SA	488,488	6,605,972
Sumitomo Corp.	591,500	7,236,022
Toromont Industries Ltd.	29,598	2,024,706
		84,003,737
Transportation Infrastructure - 0.2%
Aena Sme SA (a)(c)	140,826	22,941,687
Airports of Thailand PCL (For. Reg.)	829,400	1,755,344
Beijing Capital International Airport Co. Ltd. (H Shares)	10,258,000	7,668,384
Flughafen Zuerich AG (a)	4,652	788,315
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (a)	15,181	2,269,560
		35,423,290

TOTAL INDUSTRIALS		1,716,493,599

INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 0.2%
Comba Telecom Systems Holdings Ltd. (b)	982,000	327,290
Ericsson:
(B Shares)	1,778,237	21,829,131
(B Shares) sponsored ADR	335,795	4,110,131
Nokia Corp. (a)	1,791,752	7,145,516
		33,412,068
Electronic Equipment & Components - 1.6%
ALSO Holding AG	1,657	433,659
Enplas Corp.	3,500	94,598
Halma PLC	997,197	29,342,019
Hamamatsu Photonics K.K.	147,100	8,264,891
Hexagon AB (B Shares) (b)	209,048	17,424,036
Hirose Electric Co. Ltd.	178,590	25,191,899
Hitachi Ltd.	1,041,180	39,516,713
Keyence Corp.	48,900	24,932,318
Kyocera Corp.	334,000	19,018,876
Landis+Gyr Group AG	9,499	684,054
Largan Precision Co. Ltd.	38,000	4,289,464
Murata Manufacturing Co. Ltd.	535,000	46,647,302
Oki Electric Industry Co. Ltd.	7,900	68,425
OMRON Corp.	507,800	45,601,193
Renishaw PLC	35,851	2,661,602
Samsung SDI Co. Ltd.	17,724	8,522,076
Shimadzu Corp.	532,900	19,200,578
Softwareone Holding AG	89,721	2,281,803
Spectris PLC	344,250	12,124,205
Venture Corp. Ltd.	17,800	249,915
Yokogawa Electric Corp.	431,500	7,602,404
Yokowo Co. Ltd. (b)	5,700	132,317
		314,284,347
IT Services - 1.5%
Adyen BV (a)(c)	8,268	15,793,144
Amadeus IT Holding SA Class A	1,385,306	95,259,793
BASE, Inc. (a)(b)	31,100	2,860,562
Capgemini SA	22,300	3,102,507
Computershare Ltd.	128,509	1,347,061
EPAM Systems, Inc. (a)	29,515	9,513,570
Fujitsu Ltd.	161,040	22,277,975
Globant SA (a)	18,321	3,456,806
GMO Payment Gateway, Inc.	28,900	4,052,911
Ines Corp.	12,900	174,784
Infomart Corp.	34,300	350,059
iomart Group PLC	26,393	119,959
IT Holdings Corp.	205,100	4,073,186
Link Administration Holdings Ltd.	122,924	443,943
Locaweb Servicos de Internet SA (c)	180,300	2,225,901
Nomura Research Institute Ltd.	1,259,900	42,602,843
NTT Data Corp.	837,900	11,126,247
OBIC Co. Ltd.	102,300	23,003,226
SHIFT, Inc. (a)	11,900	1,759,382
Softcat PLC	122,378	1,844,960
Tyro Payments Ltd.	639,906	1,691,003
Visa, Inc. Class A	36,018	7,576,386
Wix.com Ltd. (a)	83,918	21,435,175
Worldline SA (a)(c)	105,706	9,787,169
		285,878,552
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	174,253	24,235,107
ASML Holding NV (Netherlands)	196,094	85,199,697
BE Semiconductor Industries NV	50,038	2,604,801
Broadcom, Inc.	32,590	13,087,492
Disco Corp.	48,600	15,471,303
GlobalWafers Co. Ltd.	152,000	2,968,708
Infineon Technologies AG	1,933,362	68,210,874
MediaTek, Inc.	687,000	16,928,526
Megachips Corp.	34,200	930,700
Melexis NV	17,802	1,707,695
NAURA Technology Group Co. Ltd.	104,200	2,724,224
NXP Semiconductors NV	257,398	40,776,991
Renesas Electronics Corp. (a)	923,700	8,185,471
ROHM Co. Ltd.	20,800	1,729,560
Silergy Corp.	89,000	6,915,646
SK Hynix, Inc.	286,545	25,203,097
SMA Solar Technology AG (a)	28,736	1,659,382
STMicroelectronics NV:
(France)	173,088	6,818,684
(Italy)	313,333	12,450,765
Taiwan Semiconductor Manufacturing Co. Ltd.	1,722,000	29,242,341
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,173,750	113,877,225
Texas Instruments, Inc.	54,507	8,789,254
Tokyo Electron Ltd.	52,900	17,978,270
Tower Semiconductor Ltd. (a)	20,961	514,536
Will Semiconductor Ltd.	48,433	1,586,041
		509,796,390
Software - 1.5%
AI inside, Inc. (a)	2,200	1,438,772
ANSYS, Inc. (a)	100,364	33,929,054
Atlassian Corp. PLC (a)	37,907	8,530,970
Avast PLC (c)	572,338	3,860,759
Aveva Group PLC (b)	97,492	4,386,585
Aveva Group PLC rights 12/9/20 (a)(b)	75,826	1,127,651
BlackBerry Ltd. (a)	88,182	519,437
Cadence Design Systems, Inc. (a)	572,207	66,547,674
Check Point Software Technologies Ltd. (a)	103,805	12,215,772
Constellation Software, Inc.	8,332	10,318,156
CyberArk Software Ltd. (a)	22,765	2,615,016
Dassault Systemes SA	143,891	26,574,979
Descartes Systems Group, Inc. (Canada) (a)	95,420	5,658,192
Enghouse Systems Ltd.	39,089	2,016,303
Kinaxis, Inc. (a)	20,344	3,067,030
Micro Focus International PLC	105,986	488,144
Micro Focus International PLC sponsored ADR	8,300	38,014
Nemetschek Se	32,506	2,566,915
Netcompany Group A/S (a)(c)	33,668	3,127,275
Rakus Co. Ltd.	97,200	2,262,831
Sage Group PLC	275,091	2,206,068
SAP SE	696,858	84,122,132
SAP SE sponsored ADR (b)	20,449	2,477,601
Sapiens International Corp. NV	9,719	290,112
TeamViewer AG (a)(c)	105,262	5,018,193
Temenos Group AG	70,563	8,900,323
		294,303,958
Technology Hardware, Storage & Peripherals - 0.9%
Brother Industries Ltd.	38,300	731,574
Canon, Inc.	41,700	738,692
Canon, Inc. sponsored ADR (b)	233,016	4,131,374
Fujifilm Holdings Corp.	77,900	4,190,790
Konica Minolta, Inc.	85,400	272,746
Logitech International SA (Reg.)	77,904	6,943,195
Ricoh Co. Ltd.	68,200	454,190
Samsung Electronics Co. Ltd.	2,486,779	149,630,281
Seiko Epson Corp.	215,000	3,203,743
		170,296,585

TOTAL INFORMATION TECHNOLOGY		1,607,971,900

MATERIALS - 4.1%
Chemicals - 2.6%
Air Liquide SA	64,609	10,558,425
Akzo Nobel NV	430,174	45,551,349
Arkema SA	99,900	11,634,025
Asahi Kasei Corp.	858,100	7,845,128
BASF AG	810,418	59,248,507
Christian Hansen Holding A/S	44,099	4,282,498
Clariant AG (Reg.)	216,081	4,336,905
Covestro AG (c)	173,821	9,671,927
Croda International PLC	354,146	27,886,924
Daicel Chemical Industries Ltd.	235,300	1,646,550
Denki Kagaku Kogyo KK	210,560	6,496,752
Evonik Industries AG	125,499	3,787,330
Givaudan SA	15,172	62,151,067
Incitec Pivot Ltd.	383,847	645,237
Johnson Matthey PLC	357,555	10,535,927
Kansai Paint Co. Ltd.	734,000	22,150,068
Kuraray Co. Ltd.	55,600	550,993
Linde PLC	35,200	9,025,984
Linde PLC	127,058	32,400,785
Mitsubishi Chemical Holdings Corp.	69,000	379,869
Mitsui Chemicals, Inc.	163,500	4,570,895
Nitto Denko Corp.	200,800	16,556,812
Novozymes A/S Series B	387,674	22,141,778
Nutrien Ltd.	154,732	7,623,646
PhosAgro OJSC	54,010	2,121,979
Pidilite Industries Ltd.	93,678	1,941,849
Shin-Etsu Chemical Co. Ltd.	30,800	5,045,846
Sika AG	179,529	45,680,388
Sumitomo Chemical Co. Ltd.	13,100	46,281
Symrise AG	304,535	38,170,022
Taiyo Nippon Sanso Corp.	122,700	2,038,746
Teijin Ltd.	128,400	2,189,497
Toray Industries, Inc.	446,500	2,409,391
Tosoh Corp.	79,900	1,251,355
Umicore SA	148,967	6,682,261
Yara International ASA	191,174	7,748,990
		497,005,986
Construction Materials - 0.1%
Boral Ltd.	117,838	424,710
Brickworks Ltd.	24,481	346,647
CSR Ltd.	232,781	825,316
HeidelbergCement AG	242,200	17,134,588
HeidelbergCement AG ADR	1,749	24,748
James Hardie Industries PLC CDI	200,134	5,795,535
Taiheiyo Cement Corp.	33,600	899,264
		25,450,808
Containers & Packaging - 0.1%
Amcor PLC unit	498,652	5,571,060
CCL Industries, Inc. Class B	13,611	600,112
Klabin SA unit	40,100	187,723
Orora Ltd.	334,741	651,149
Sig Combibloc Group AG	135,196	3,123,286
Smurfit Kappa Group PLC	388,708	16,537,990
Toyo Seikan Group Holdings Ltd.	56,800	543,523
		27,214,843
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd. (Canada)	172,704	11,318,116
Alumina Ltd.	501,906	644,742
Anglo American PLC (United Kingdom)	87,735	2,554,830
Antofagasta PLC	785,161	12,965,375
ArcelorMittal SA (Netherlands) (a)	1,872,589	34,050,243
BHP Billiton Ltd.	279,367	7,790,507
BHP Billiton Ltd. sponsored ADR (b)	133,195	7,430,949
BHP Billiton PLC	594,521	13,442,515
BHP Billiton PLC ADR	336,926	15,316,656
BlueScope Steel Ltd.	297,584	3,735,350
Deterra Royalties Ltd. (a)	145,219	490,351
Eldorado Gold Corp. (a)	39,656	465,661
Evraz PLC	38,032	191,116
Ferrexpo PLC	69,625	195,246
Franco-Nevada Corp.	16,739	2,226,957
Franco-Nevada Corp.	184,947	24,618,301
Glencore Xstrata PLC	3,453,541	9,736,410
Godo Steel Ltd.	27,900	494,573
Gold Road Resources Ltd. (a)	1,254,451	1,100,392
Granges AB (b)	18,833	208,625
Granges AB rights 12/11/20 (a)(b)	18,833	28,212
Iluka Resources Ltd.	145,219	569,233
Independence Group NL	1,938,263	6,672,847
JFE Holdings, Inc.	35,500	323,918
Kinross Gold Corp.	280,891	2,005,562
Mitsubishi Materials Corp.	149,900	2,834,080
MMC Norilsk Nickel PJSC	8,339	2,344,616
Nippon Steel & Sumitomo Metal Corp.	59,100	719,394
Norsk Hydro ASA	485,298	1,965,096
Novolipetsk Steel OJSC	230,760	581,582
Outokumpu Oyj (A Shares) (a)	62,924	191,767
Perseus Mining Ltd. (Australia) (a)	927,135	755,425
Polymetal International PLC	41,367	861,775
Polymetal International PLC	16,688	348,790
Polyus PJSC	5,783	1,100,234
Ramelius Resources Ltd.	374,347	463,020
Regis Resources Ltd.	433,804	1,175,021
Rio Tinto Ltd.	76,333	5,681,669
Rio Tinto PLC	136,644	8,920,010
Rio Tinto PLC sponsored ADR	181,586	11,797,642
Sandfire Resources NL	372,106	1,196,373
Silver Lake Resources Ltd. (a)	511,622	664,734
SilverCrest Metals, Inc. (a)	2,100	18,434
South32 Ltd.	2,911,720	5,129,635
SSAB Svenskt Stal AB (A Shares)	552,677	1,743,366
St Barbara Ltd.	314,701	565,965
Sumitomo Metal Mining Co. Ltd.	220,500	8,186,723
Uacj Corp.	7,800	133,712
Vale SA	32,800	477,545
Vale SA sponsored ADR (b)	226,628	3,299,704
Voestalpine AG	83,146	2,663,405
Westgold Resources Ltd. (a)	931,727	1,573,049
Wheaton Precious Metals Corp.	99,026	3,822,417
		227,791,870
Paper & Forest Products - 0.1%
Duratex SA	450,600	1,579,548
Norbord, Inc.	31,800	1,192,225
Stora Enso Oyj (R Shares)	604,275	10,196,081
		12,967,854

TOTAL MATERIALS		790,431,361

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Big Yellow Group PLC	167,963	2,532,471
British Land Co. PLC	1,540,700	9,632,130
Goodman Group unit	384,915	5,277,975
Great Portland Estates PLC	744,149	6,369,379
Klepierre SA	14,286	315,577
Scentre Group unit	2,355,869	4,842,112
Segro PLC	612,357	7,409,045
Warehouses de Pauw	78,421	2,665,565
		39,044,254
Real Estate Management & Development - 0.8%
Cheung Kong Property Holdings Ltd.	1,382,100	7,552,299
Deutsche Wohnen AG (Bearer)	538,680	27,016,772
ESR Cayman Ltd. (a)(c)	1,874,200	5,643,181
Grand City Properties SA	683,243	16,181,927
Hang Lung Group Ltd.	205,000	516,663
Hongkong Land Holdings Ltd.	82,000	333,740
LEG Immobilien AG	186,693	26,553,499
Lendlease Group unit	834,400	8,672,877
Mitsui Fudosan Co. Ltd.	544,500	11,358,878
Savills PLC	159,048	1,932,576
Swire Pacific Ltd. (A Shares)	28,000	160,446
TAG Immobilien AG	317,326	9,486,869
Vonovia SE	372,414	25,465,504
		140,875,231

TOTAL REAL ESTATE		179,919,485

UTILITIES - 1.1%
Electric Utilities - 0.5%
Chubu Electric Power Co., Inc.	290,000	3,486,203
CLP Holdings Ltd.	791,000	7,430,635
EDF SA	92,711	1,408,826
Enel SpA	3,749,298	37,616,056
Enel SpA ADR	42,200	419,890
Grupo Acciona SA	8,881	1,132,494
Iberdrola SA	1,188,889	16,320,728
Kansai Electric Power Co., Inc.	530,500	4,841,662
Kyushu Electric Power Co., Inc.	281,300	2,370,176
Mosenergo PJSC	1,381,000	36,862
ORSTED A/S (c)	105,488	18,980,116
Shikoku Electric Power Co., Inc.	33,700	228,116
Terna SpA	146,580	1,101,011
Tohoku Electric Power Co., Inc.	69,900	585,100
Tokyo Electric Power Co., Inc. (a)	415,900	1,082,496
		97,040,371
Gas Utilities - 0.1%
APA Group unit	703,048	5,341,349
Beijing Enterprises Holdings Ltd.	846,500	2,742,973
China Resource Gas Group Ltd.	1,334,000	6,429,453
Gas Natural SDG SA	83,542	1,928,024
		16,441,799
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	70,014	305,712
Electric Power Development Co. Ltd.	410,400	5,508,226
Enlight Renewable Energy Ltd. (a)	100,411	195,789
Solaria Energia y Medio Ambiente SA (a)	68,254	1,611,306
		7,621,033
Multi-Utilities - 0.5%
Centrica PLC	405,589	235,512
E.ON AG	834,401	9,028,622
ENGIE (a)	2,934,726	43,201,335
National Grid PLC	814,592	9,122,249
RWE AG	353,888	14,637,641
Veolia Environnement SA	890,151	20,419,262
		96,644,621

TOTAL UTILITIES		217,747,824

TOTAL COMMON STOCKS
(Cost $6,682,963,597)		9,438,872,773

Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	58,300	3,830,621
Porsche Automobil Holding SE (Germany)	52,448	3,331,086
Volkswagen AG	418,975	70,328,271
		77,489,978
CONSUMER STAPLES - 0.3%
Household Products - 0.3%
Henkel AG & Co. KGaA	441,704	47,520,883
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	561,500	2,609,727
(PN) sponsored ADR (non-vtg.)	275,377	2,547,237
		5,156,964
FINANCIALS - 0.0%
Banks - 0.0%
Banco Bradesco SA (PN)	19,500	88,448
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	4,375	1,994,813
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)	17,500	73,823
Containers & Packaging - 0.0%
Klabin SA (PN) (non-vtg.)	921,500	858,305

TOTAL MATERIALS		932,128

UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	655,900	1,546,276
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $109,794,745)		134,729,490

Equity Funds - 48.4%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	675,582
Europe Stock Funds - 0.5%
WisdomTree Europe Hedged Equity ETF (b)	1,427,995	94,176,270
Foreign Large Blend Funds - 11.6%
Artisan International Value Fund Investor Class	19,690,451	730,121,911
Fidelity SAI International Low Volatility Index Fund (f)	23,320,465	247,196,925
Fidelity SAI International Quality Index Fund (f)	1,780,328	22,022,656
Harbor International Fund Institutional Class	9,619	402,663
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	30,129,380	466,402,807
Oakmark International Fund Investor Class	31,403,897	768,453,361

TOTAL FOREIGN LARGE BLEND FUNDS		2,234,600,323

Foreign Large Growth Funds - 19.6%
American Funds EuroPacific Growth Fund Class F2	959,673	62,378,731
Fidelity Diversified International Fund (f)	14,565,754	667,694,148
Fidelity International Discovery Fund (f)	22,512,843	1,165,039,620
Fidelity Overseas Fund (f)	10,599,739	603,761,153
Fidelity SAI International Momentum Index Fund (f)	2,286,983	28,701,640
Invesco Oppenheimer International Growth Fund Class R6	931,374	47,844,661
JOHCM International Select Fund Class II Shares	18,990,741	569,532,308
WCM Focused International Growth Fund Investor Class	26,728,427	632,127,302

TOTAL FOREIGN LARGE GROWTH FUNDS		3,777,079,563

Foreign Large Value Funds - 5.9%
iShares MSCI EAFE Value ETF (b)	14,927,745	683,541,444
Pear Tree Polaris Foreign Value Fund Institutional Shares	21,486,101	453,571,591

TOTAL FOREIGN LARGE VALUE FUNDS		1,137,113,035

Foreign Small Mid Blend Funds - 1.8%
Fidelity International Small Cap Fund (f)	1,679,815	48,563,444
iShares MSCI EAFE Small-Cap ETF (b)	2,446,450	157,355,664
Oakmark International Small Cap Fund Investor Class	2,744,548	44,845,907
Victory Trivalent International Small-Cap Fund Class I	5,930,832	91,334,808

TOTAL FOREIGN SMALL MID BLEND FUNDS		342,099,823

Foreign Small Mid Growth Funds - 1.0%
Fidelity International Small Cap Opportunities Fund (f)	3,206,204	74,512,192
Oberweis International Opportunities Institutional Fund	1,761,782	27,624,749
T. Rowe Price International Discovery Fund	963,485	84,911,890
Wasatch International Growth Fund Investor Class	90	3,285

TOTAL FOREIGN SMALL MID GROWTH FUNDS		187,052,116

Foreign Small Mid Value Funds - 0.8%
Brandes International Small Cap Equity Fund Class A	3,204,549	34,160,496
Segall Bryant & Hamill International Small Capital Fund Class A	4,641,163	47,432,683
Transamerica International Small Cap Value Fund	5,623,845	77,159,155

TOTAL FOREIGN SMALL MID VALUE FUNDS		158,752,334

Sector Funds - 0.0%
SPDR Dow Jones International Real Estate ETF (b)	201,575	6,535,062
Other - 7.2%
Fidelity Advisor Japan Fund Class I (f)	3,419,044	66,876,504
Fidelity Japan Smaller Companies Fund (f)	6,854,892	119,686,407
iShares MSCI Australia ETF (b)	4,610,307	104,746,175
iShares MSCI Japan ETF (b)	17,039,153	1,097,151,062
Matthews Japan Fund Investor Class	179	4,796

TOTAL OTHER		1,388,464,944

TOTAL EQUITY FUNDS
(Cost $6,662,401,346)		9,326,549,052

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.11% 12/10/20 to 2/11/21 (g)
(Cost $14,069,300)	14,071,000	14,069,560

Money Market Funds - 3.4%
Fidelity Securities Lending Cash Central Fund 0.09% (h)(i)	321,156,220	321,188,335
State Street Institutional U.S. Government Money Market Fund Premier Class .02% (j)	339,507,457	339,507,457
TOTAL MONEY MARKET FUNDS
(Cost $660,695,792)		660,695,792
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $14,129,924,780)		19,574,916,667
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(299,316,488)
NET ASSETS - 100%		$19,275,600,179

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,086	Dec. 2020	$142,890,450	$17,888,863	$17,888,863
ICE E-mini MSCI EAFE Index Contracts (United States)	238	Dec. 2020	24,192,700	1,908,070	1,908,070
TOTAL FUTURES CONTRACTS					$19,796,933

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $207,927,571 or 1.1% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

 (f) Affiliated Fund

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,328,693.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$1,714,901
Total	$1,714,901

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Japan Fund Class I	$49,986,426	$--	$--	$--	$--	$16,890,078	$66,876,504
Fidelity Diversified International Fund	620,718,700	--	75,509,605	--	17,825,799	104,659,254	667,694,148
Fidelity International Discovery Fund	1,006,340,643	--	67,331,694	--	5,243,571	220,787,100	1,165,039,620
Fidelity International Small Cap Fund	--	43,491,582	--	--	--	5,071,862	48,563,444
Fidelity International Small Cap Opportunities Fund	53,216,114	6,165,327	--	--	--	15,130,751	74,512,192
Fidelity Japan Smaller Companies Fund	101,109,651	--	--	--	--	18,576,756	119,686,407
Fidelity Overseas Fund	510,264,292	29,500,000	35,466,344	--	1,692,198	97,771,007	603,761,153
Fidelity SAI International Index Fund	--	846,841,856	934,481,996	--	87,640,140	--	--
Fidelity SAI International Low Volatility Index Fund	154,908,004	93,000,000	10,000,000	--	(273,721)	9,562,642	247,196,925
Fidelity SAI International Momentum Index Fund	--	31,000,000	10,000,000	--	1,869,833	5,831,807	28,701,640
Fidelity SAI International Quality Index Fund	--	26,000,000	10,000,000	--	1,803,279	4,219,377	22,022,656
Total	$2,496,543,830	$1,075,998,765	$1,142,789,639	$--	$115,801,099	$498,500,634	$3,044,054,689

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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